Taxes on Income (Reconciliation of Statutory Tax Expense To Actual Tax Expense) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income before income taxes		$ 11,859	$ 17,574	$ 25,582
Statutory tax rate in Israel		23.00%	23.00%	24.00%
Computed expected tax		$ 2,728	$ 4,042	$ 6,140
Non-deductible operating expenses, net		417	295	364
Non-taxable income				(1,114)
Prior years adjustments		(21)	(299)	(59)
Tax effect due to "Preferred Enterprise" status	[1]	(1,099)	(1,398)	(2,361)
Taxes related to foreign jurisdictions		18	176	632
Changes in tax rate		7		162
Creation of deferred taxes for tax losses and benefits from previous years for which deferred taxes were not created in the past		(476)
Other		49	121	104
Income tax expense		$ 1,623	$ 2,937	$ 3,868
Basic		$ 1.361	$ 1.938	$ 2.912
Diluted		1.352	1.912	2.856
Preferred Enterprise - Effect on Net Earnings Per Ordinary Share [Member]
Basic		0.15	0.19	0.32
Diluted		$ 0.15	$ 0.18	$ 0.31

[1]	The effect of the benefit resulting from the "Preferred Enterprise" status on net earnings per ordinary share is as follows: